As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 33-54126 Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 328

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 332

(Check appropriate box or boxes)

__________________

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105

United States of America

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

BLACKROCK FUNDS III (REGISTRANT)

ON BEHALF OF

ISHARES MSCI TOTAL INTERNATIONAL INDEX FUND AND

ISHARES RUSSELL 1000 LARGE-CAP INDEX FUND

By: /s/ JOHN M. PERLOWSKI

(John M. Perlowski,

President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	May 18, 2020
(Principal Executive Officer)
(John M. Perlowski)
/S/ NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
BRUCE R. BOND*	Trustee
(Bruce R. Bond)
SUSAN J. CARTER*	Trustee

(Susan J. Carter)
COLLETTE CHILTON*	Trustee

(Collette Chilton)
NEIL A. COTTY*	Trustee
(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee

(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee

(Donald C. Opatrny)

	Signature	Title	Date
	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)
	MARK STALNECKER*	Trustee
(Mark Stalnecker)
	KENNETH L. URISH*	Trustee

(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By:	/s/ JANEY AHN		May 18, 2020
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

MASTER INVESTMENT PORTFOLIO

ON BEHALF OF

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO AND

LARGE CAP INDEX MASTER PORTFOLIO

By: /s/ JOHN M. PERLOWSKI

(John M. Perlowski,

President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	May 18, 2020
(Principal Executive Officer)
(John M. Perlowski)
/S/ NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
BRUCE R. BOND*	Trustee
(Bruce R. Bond)
SUSAN J. CARTER*	Trustee

(Susan J. Carter)
COLLETTE CHILTON*	Trustee

(Collette Chilton)
NEIL A. COTTY*	Trustee
(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee

(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee

(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

	Signature	Title	Date
	JOSEPH P. PLATT*	Trustee

(Joseph P. Platt)
	MARK STALNECKER*	Trustee

(Mark Stalnecker)
	KENNETH L. URISH*	Trustee

(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By:	/s/ JANEY AHN		May 18, 2020
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase